Vessels, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 166,218	$ 93,531
Acquisitions and other vessel's costs	114,594	72,687
Vessels' cost, ending balance	280,812	166,218	93,531
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(7,391)	(1,454)
Depreciation for the period	(12,476)	(5,937)	(1,454)
Accumulated depreciation, ending balance	(19,867)	(7,391)	(1,454)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	158,827	92,077
Vessel's net book value, ending balance	$ 260,945	$ 158,827	$ 92,077